LEASES (Details 1)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term	5 years 2 months 12 days	3 years 8 months 12 days
Weighted-average discount rate	4.20%	3.50%